INCOME TAXES (Details 2) - CAD ($)	Jan. 31, 2019	Jan. 31, 2018
Income Taxes Details 2Abstract
Non-capital losses carried forward	$ 2,539,000	$ 2,741,000
Equipment and other	4,000	2,000
Investments
Exploration and evaluation assets	734,000	734,000
Unrecognized deductible temporary differences	$ 3,277,000	$ 3,477,000